SUPPLEMENTARY OIL AND GAS INFORMATION (UNAUDITED) (Schedule of Results of Operations for Oil and Gas Producing Activities) (Details) - USD ($) $ in Millions	3 Months Ended						7 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Oil and Gas Information [Abstract]
Revenues from oil and gas producing activities							$ 2,616	$ 1,994	$ 4,710
Production and delivery costs							(682)	(1,215)	(1,237)
Depreciation, depletion and amortization							(1,358)	(1,772)	(2,265)
Impairment of oil and gas properties	$ (3,700)	$ (3,700)	$ (2,700)	$ (3,100)	$ (3,400)	$ (308)	0	(13,144)	(3,737)	$ 0
Income tax benefit (expense) (based on FCX's statutory tax rate)							(219)	5,368	958
Results of operations from oil and gas producing activities							$ 357	$ (8,769)	$ (1,571)